ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Absolute Funds
Shares Security Description Value
Common Stock - 30.8%
Communication Services - 2.5%
8,750 Comcast Corp., Class A $ 440,387
9,500 Verizon Communications, Inc. 493,620
934,007
Consumer Discretionary - 3.0%
300 Graham Holdings Co., Class B 188,949
2,000 Starbucks Corp. 233,940
2,500 The TJX Cos., Inc. 189,800
9,500 Unilever PLC, ADR 511,005
1,123,694
Consumer Staples - 1.1%
4,400 Ingredion, Inc. 425,216
Energy - 2.2%
14,750 Enbridge, Inc. 576,430
2,750 EOG Resources, Inc. 244,283
820,713
Financials - 7.6%
575 Alleghany Corp.
(a)
383,864
3,800 Berkshire Hathaway, Inc., Class B
(a)
1,136,200
700 Jones Lang LaSalle, Inc.
(a)
188,538
11,000 Loews Corp. 635,360
3,225 The Travelers Cos., Inc. 504,487
2,848,449
Health Care - 3.2%
3,500 Medtronic PLC 362,075
10,250 Pfizer, Inc. 605,263
18,000 Viatris, Inc. 243,540
1,210,878
Information Technology - 2.8%
4,500 Cerner Corp. 417,915
6,750 Cisco Systems, Inc./Delaware 427,747
2,000 Guidewire Software, Inc.
(a)
227,060
1,072,722
Materials - 5.8%
8,250 Agnico Eagle Mines, Ltd. 438,405
23,500 Barrick Gold Corp. 446,500
8,500 Corteva, Inc. 401,880
7,000 DuPont de Nemours, Inc. 565,460
7,500 Kirkland Lake Gold, Ltd. 314,625
2,166,870
Real Estate - 1.3%
18,500 Equity Commonwealth REIT
(a)
479,150
Utilities - 1.3%
6,500 Dominion Energy, Inc. 510,640
Total Common Stock (Cost $8,217,375) 11,592,339
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.5%
$ 30,627 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
2.90% 03/25/36 27,064
15,874 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
2.72  03/25/36 14,381
9,286 Banc of America Funding Corp., Series 2006-E 2A1
(b)
2.66  06/20/36 9,046
16,847 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.21  07/20/47 17,564
33,672 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 33,820
12,301 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 12,207
11,085 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 10,512
14,661 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
3.43  09/25/47 13,856
30,760 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.08  09/25/36 24,313
8,090 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
2.97  04/25/37 7,618
17,104 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
3.08  04/25/47 10,792
Total Asset Backed Obligations (Cost $124,718) 181,173

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Absolute Funds
Shares Security Description Value
Investment Companies - 46.1%
979,660 Absolute Capital Opportunities Fund
(a)(c)
$ 9,963,143
657,523 Absolute Convertible Arbitrage Fund
(a) (c)
7,351,109
Total Investment Companies (Cost $16,527,833) 17,314,252
Shares Security Description Value
Money Market Fund - 14.8%
5,574,016 First American Treasury Obligations Fund, Class X, 0.01%
(d)
(Cost $5,574,016) 5,574,016
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.3%
Call Options Purchased - 0.7%
300 Invesco QQQ Trust ETF $ 410.00 02/22 $ 12,300,000 161,400
300 SPDR S&P 500 ETF Trust 480.00 01/22 14,400,000 90,450
500 VanEck Gold Miners ETF/USA 33.00 01/22 1,650,000 22,000
Total Call Options Purchased (Premiums Paid $277,394) 273,850
Put Options Purchased - 0.6%
1,000 SPDR S&P 500 ETF Trust
(Premiums Paid $469,761) 330.00 05/22 47,496,000 213,000
Total Purchased Options (Premiums Paid $747,155) 486,850
Investments, at value - 93.5% (Cost $31,191,097) $ 35,148,630
Total Written Options - (0.3)% (Premiums Received $(237,477)) (114,500)
Other Assets & Liabilities, Net - 6.8% 2,549,678
Net Assets - 100.0% $ 37,583,808

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited)
December 31, 2021

Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.3)%
Put Options Written - (0.3)%
(1,000) SPDR S&P 500 ETF Trust
(Premiums Received $(237,477)) $ 280.00 05/22 $ 28,000,000 $ (114,500)
Total Written Options - (0.3)% (Premiums Received $(237,477)) $ (114,500)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2021

Absolute Funds
At December 31, 2021 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At December 31, 2021 the value of investments in affiliated companies was $17,314,252, representing 46.07% of net assets, and the total cost of $16,527,833. Net unrealized appreciation was $786,419, net realized gain was $1,044,516, investment income was $0 and capital gain distributions were $222,498.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2021.
(c) Affiliated company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(10) NASDAQ 100 E-mini Future 03/18/22 $ (3,302,198) $ (3,264,150) $ 38,048
(75) S&P 500 E-mini Future 03/18/22 (17,762,056) (17,844,375) (82,319)
$ (21,064,254) $ (21,108,525) $ (44,271)
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2021
Realized
Loss
Investment
Income
Capital Gain
Distributions
Shares/
Principal 1,602,172 – (622,512) 979,660
Cost $16,436,136 $ – $ (6,639,535) $ 9,796,601 $ (139,535) $ – $ –
Value $17,031,091 $ (428,413) 9,963,143
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2021
Realized
Gain
Investment
Income
Capital Gain
Distributions
Shares/
Principal 1,647,945 19,955 (1,010,377) 657,523
Cost $16,824,683 $ 222,498 $ (10,315,949) $ 6,731,232 $ 1,184,051 $ – $ 222,498
Value $18,687,696 $ (1,243,136) 7,351,109

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2021

Absolute Funds
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 934,007 $ – $ – $ 934,007
Consumer Discretionary 1,123,694 – – 1,123,694
Consumer Staples 425,216 – – 425,216
Energy 820,713 – – 820,713
Financials 2,848,449 – – 2,848,449
Health Care 1,210,878 – – 1,210,878
Information Technology 1,072,722 – – 1,072,722
Materials 2,166,870 – – 2,166,870
Real Estate 479,150 – – 479,150
Utilities 510,640 – – 510,640
Asset Backed Obligations – 181,173 – 181,173
Investment Companies 17,314,252 – – 17,314,252
Money Market Fund – 5,574,016 – 5,574,016
Purchased Options 486,850 – – 486,850
Investments at Value $ 29,393,441 $ 5,755,189 $ – $ 35,148,630
Other Financial Instruments*
Futures 38,048 – – 38,048
Total Other Financial Instruments* $ 38,048 $ – $ – $ 38,048
Total Assets $ 29,431,489 $ 5,755,189 $ – $ 35,186,678
Liabilities
Other Financial Instruments*
Written Options (114,500) – – (114,500)
Futures (82,319) – – (82,319)
Total Other Financial Instruments* $ (196,819) $ – $ – $ (196,819)
Total Liabilities $ (196,819) $ – $ – $ (196,819)